PUT OPTION LIABILITIES - Assumptions (Details) - Put option agreements with Geely HK and Etika - Level 3	Dec. 31, 2024	Dec. 31, 2023
Risk-free interest rate
FAIR VALUE MEASUREMENT
Put option liabilities, measurement input	0.0398	0.0487
Expected volatility
FAIR VALUE MEASUREMENT
Put option liabilities, measurement input	0.3087	0.2633
Expected dividend yield
FAIR VALUE MEASUREMENT
Put option liabilities, measurement input	0	0
Expected terms
FAIR VALUE MEASUREMENT
Put option liabilities, measurement input	0.5	1.5
Probability of exercise condition
FAIR VALUE MEASUREMENT
Put option liabilities, measurement input	0.85	0.50
Fair value of underlying ordinary share of LGIL
FAIR VALUE MEASUREMENT
Put option liabilities, measurement input	0.02	0.81